CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (1,000,834)	¥ (6,967,603)	¥ (10,217,125)	¥ (525,115)
Interest expense	20,951	145,858
Provision for prepayments made on behalf of merchants	1,692	11,782	2,155
Depreciation and amortization	91,619	637,831	497,003	2,265
Lease expense to reduce right-of-use assets	10,515	73,206
Impairment of long-term investment		0	0	10,000
Interest and investment gain, net	(30,104)	(209,580)	(78,267)	(2,573)
Loss on disposal of property and equipment	25	175	13	64
Share-based compensation	367,392	2,557,706	6,841,573	13,380
Foreign exchange gain	(773)	(5,380)
Share of results of equity investees	(4,119)	(28,676)
Changes in operating assets and liabilities:
Receivables from online payment platforms	(115,399)	(803,388)	(159,413)	(77,891)
Amounts due from related parties	(127,390)	(886,863)	(576,121)	(350,265)
Prepayments and other current assets	1,788	12,449	(790,732)	(87,614)
Customer advances	59,537	414,488	135,029	54,299
Amounts due to related parties	147,200	1,024,779	402,056	51,081
Payable due to merchants	1,817,180	12,650,833	7,437,415	8,721,721
Accrued expenses and other liabilities	380,486	2,648,869	1,864,153	318,363
Merchant deposits	524,669	3,652,639	2,410,188	1,558,613
Right-of-use assets	(84,805)	(590,394)
Lease liabilities	78,188	544,327
Other non-current assets	(9,979)	(69,471)
Other non-current liabilities	1,061	7,389
Net cash provided by operating activities	2,128,900	14,820,976	7,767,927	9,686,328
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term investments	(7,534,202)	(52,451,615)	(7,516,370)	(1,393,000)
Proceeds from sales of short-term investments	3,561,957	24,797,630	50,000	1,633,000
Purchase of long-term investments	(30,754)	(214,100)	(184,637)
Proceeds from disposal of a long-term investment			5,000
Purchase of property, equipment and software	(3,941)	(27,436)	(27,331)	(8,921)
Proceeds from disposal of property and equipment	68	475	39	362
Loans to related parties	(66,022)	(459,632)		(159,790)
Repayments from related parties			159,790
(Loans to)/Repayments from third parties	5,027	35,000	(35,000)
Net cash provided by/(used in) investing activities	(4,067,867)	(28,319,678)	(7,548,509)	71,651
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from the initial public offering			11,879,944
Costs incurred for the initial public offering			(356,313)
Proceeds from follow-on offering	1,177,080	8,194,597
Costs incurred for the follow-on offering	(28,839)	(200,769)
Proceeds from issuance of convertible preferred shares			5,824,568	1,446,906
Costs incurred for the issuance of convertible preferred shares			(3,842)	(15,369)
Repurchase of Class B ordinary shares				(32,677)
Proceeds from issuance of convertible bonds	1,015,987	7,073,101
Costs incurred for the issuance of convertible bonds	(15,688)	(109,220)
Proceeds from short-term borrowings	128,850	897,022
Net cash provided by financing activities	2,277,390	15,854,731	17,344,357	1,398,860
Effect of exchange rate changes on cash, cash equivalents and restricted cash	64,659	450,142	546,910	(47,681)
Increase in cash, cash equivalents and restricted cash	403,082	2,806,171	18,110,685	11,109,158
Cash, cash equivalents and restricted cash at beginning of year	4,386,751	30,539,686	12,429,001	1,319,843
Cash, cash equivalents and restricted cash at end of year	4,789,833	33,345,857	30,539,686	12,429,001
Supplement disclosure of cash flow information:
Interest income received	174,013	1,211,443	433,390	52,150
Supplement disclosure of non-cash operating activities :
Recognition of right-of-use assets and lease liabilities	90,854	632,507
Supplement disclosure of non-cash investing activities:
Purchase of property, equipment and software included in accrued expenses and other liabilities	$ 310	¥ 2,160	1,319	¥ 198
Acquisition of intangible asset			¥ 2,852,370